SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended		0 Months Ended	1 Months Ended			0 Months Ended		1 Months Ended	0 Months Ended		1 Months Ended											0 Months Ended			1 Months Ended			3 Months Ended	0 Months Ended
	Aug. 31, 2014	Aug. 31, 2014	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 15, 2014	Nov. 28, 2014	Sep. 24, 2014	Jul. 29, 2014	Oct. 09, 2014	Nov. 10, 2014	Jun. 18, 2014	Mar. 10, 2014	Dec. 03, 2012	Apr. 30, 2014	Dec. 31, 2012	Dec. 29, 2010	Feb. 02, 2015	Jan. 23, 2015	Nov. 30, 2014	Mar. 31, 2014	Feb. 28, 2014	Jan. 31, 2014	Jan. 06, 2015	Oct. 31, 2014	Jan. 15, 2015	Oct. 14, 2014	Oct. 15, 2014	Dec. 19, 2014	Feb. 20, 2015	Feb. 18, 2014	Mar. 31, 2014	Mar. 03, 2015
Subsequent Event [Line Items]
Common Stock, Shares, Issued				24,332,098		18,807,500	17,932,500											17,932,500
Proceeds From Issuance Of Common Stock				$ 1,275,000	$ 700,000	$ 825,000	$ 475,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				1,722,500		1,405,000	200,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				2.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				8 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				174.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value		862,124
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value		459,000
Share-based Compensation, Total				18,922,507	1,893,057	2,009,910	1,021,512
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total				3,137,850		599,155
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition						1 year 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period			1,800,000
Debt Instrument, Face Amount	50,000	50,000
Debt Instrument, Maturity Date, Description	due in December 2014
Gannon Giguiere [Member]
Subsequent Event [Line Items]
Debt Instrument, Annual Principal Payment								15,000	67,500
Debt Instrument, Periodic Payment, Interest								21	124
Alan Johnson [Member]
Subsequent Event [Line Items]
Debt Instrument, Annual Principal Payment										9,842	150,000
Debt Instrument, Periodic Payment, Interest										362	777
Michael Rountree [Member]
Subsequent Event [Line Items]
Debt Instrument, Annual Principal Payment				15,000								25,000
Debt Instrument, Periodic Payment, Interest				63								80
Gannon K. Giguiere [Member]
Subsequent Event [Line Items]
Debt Instrument, Annual Principal Payment													64,050
Debt Instrument, Periodic Payment, Interest													279
Consulting Agreement [Member] | June, 15, 2014 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				40,000
Consulting Agreement [Member] | October, 15, 2014 [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services				40,000
Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price						$ 0.01
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate															2.67%	2.00%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			8 years												10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate															170.00%	178.45%	170.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate															0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																		929,734
Warrants Issued To Purchase Common Stock			1,800,000											1,800,000	750,000	750,000	250,000
Director [Member]
Subsequent Event [Line Items]
Proceeds From Issuance Of Common Stock																			8,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																							850,000	25,000	177,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period 1																							3 years	1 year	3 years
Share Based Compensation Arrangements By Share Based Payment Award Options Grant Date Share Price																							$ 2.99	$ 3.15	$ 3.40
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																							$ 1.00	$ 1.00	$ 1.00									$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																							2.00%	2.00%	2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																							10 years	10 years	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																							183.52%	186.05%	183.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum																									183.83%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																									0.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value																							2,515,575	77,565	597,838
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value																							1,691,500	53,750	426,000
Debt Instrument, Interest Rate, Stated Percentage																					10.00%
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total																						10,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition																						30 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period																						217,175
Debt Conversion, Original Debt, Amount																					50,000
Debt Instrument, Description																					The Note, including accrued interest due thereon, is convertible by Tangiers, at its option, any time after 180 days from the date of issuance at a conversion price equal to 52% of the lowest trading price for our common stock during the twenty trading days prior to conversion. The conversion price will be further reduced by 10% if we are placed on chill status with DTC until such chill is remedied and will be reduced by 5% if we are not DWAC eligible. The Note may be prepaid by us within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%.
Contract Termination Claims, Description																				We can terminate the agreement upon 30 days prior written notice.
Subsequent Event [Member] | Initial Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																										10.00%
Proceeds from Issuance of Debt																										125,000
Subsequent Event [Member] | 10% Convertible Promissory Note [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																					55,000
Subsequent Event [Member] | Put Option [Member]
Subsequent Event [Line Items]
Proceeds from Loans																											300,000
Issuance Of Company Stock																											892,050
Options Indexed To Issuers Excess Put Shares																											1,407,950
Subsequent Event [Member] | Gannon Giguiere [Member]
Subsequent Event [Line Items]
Accrued Salaries																				351,000
Stock Issued During Period, Shares, Other																				5,014,286
Debt Instrument, Annual Principal Payment																												14,000
Debt Instrument, Periodic Payment, Interest																												7
Subsequent Event [Member] | Rountree Consulting, Inc [Member]
Subsequent Event [Line Items]
Accrued Salaries																				227,435
Stock Issued During Period, Shares, Other																				3,249,071
Subsequent Event [Member] | Third Party [Member]
Subsequent Event [Line Items]
Loans Receivable, Net																													40,000	10,000
Loans Receivable Rates Of Interest																													1.00%	1.00%
Due On Loans Receivable																													Jan. 12, 2015	Jan. 13, 2015
Subsequent Event [Member] | Shareholder [Member]
Subsequent Event [Line Items]
Loans Receivable, Net																											50,000
Loans Receivable Rates Of Interest																											1.00%
Due On Loans Receivable																											Dec. 01, 2014
Subsequent Event [Member] | LG [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								110,000
Debt Instrument, Unamortized Discount								100,000
Debt Instrument, Redemption Price, Percentage								8.00%
Debt Instrument, Maturity Date, Description								The note is convertible by LG, at its option, any time after 180 days from the date of issuance at a conversion price equal to 62% of the lowest closing bid price for our common stock for the twenty trading days prior to the date upon which LG provides us with a notice of conversion. The convertible note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%
Debt Instrument Discounted Price Percentage								10.00%
Subsequent Event [Member] | JMJ [Member]
Subsequent Event [Line Items]
Additional Debt Instrument Face Amount								250,000
Subsequent Event [Member] | JMJ [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount								55,555
Debt Instrument, Unamortized Discount								50,000
Debt Instrument, Maturity Date, Description								The convertible note, including accrued interest due thereon, is convertible by JMJ, at its option, any time after 180 days from the date of issuance at a conversion price equal to the lesser of $0.16 or 60% of the average of the two lowest trading prices during the twenty trading days prior to conversion. The convertible note may be prepaid by us any time within 120 days from the date of issuance without payment of interest. If we dont prepay the convertible note within such 120 day period, a one-time interest charge of 12% will be applied to the principal amount. If at any time when the convertible note is outstanding, we issue securities on more favorable terms than those contained in the convertible note, JMJ has the option to include the more favorable terms in the convertible note.
Debt Instrument Discounted Price Percentage								10.00%
Subsequent Event [Member] | KBM [Member] | Convertible Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																															64,000
Debt Instrument, Redemption Price, Percentage																															8.00%
Debt Instrument, Maturity Date, Description																															The note is convertible by KBM at its option any time after 180 days from issuance at a conversion price equal to 58% of the average of the lowest three trading prices for the Companys common stock during the ten trading day period prior to the date on which KBM provides us with a conversion notice. The note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 140% for prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 120%, for the 61-90 day period is 125%, for the 91-120 day period is 130% and for the 121-150 day period is 135%.
Subsequent Event [Member] | Fire Rock [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount																										137,500
Subsequent Event [Member] | Alan Johnson [Member]
Subsequent Event [Line Items]
Accrued Salaries																				339,780
Stock Issued During Period, Shares, Other																				4,853,571
Subsequent Event [Member] | Seven Advisory Board [Member]
Subsequent Event [Line Items]
Warrant Expiration Period																				10 years
Warrants Issued To Purchase Common Stock																				100,000
Warrant Exercise Price																				0.10
Warrants Issued																				700,000
Subsequent Event [Member] | Eleven Advisors and Consultants [Member]
Subsequent Event [Line Items]
Warrant Expiration Period																				10 years
Warrants Issued To Purchase Common Stock																				100,000
Warrant Exercise Price																				0.10
Warrants Issued																				1,100,000
Subsequent Event [Member] | Mr. Giguiere [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount																				160,981
Debt Conversion, Converted Instrument, Shares Issued																				2,299,729
Debt Instrument, Convertible, Conversion Price																				0.07
Subsequent Event [Member] | Mr. Rountree [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount																				40,143
Debt Conversion, Converted Instrument, Shares Issued																				573,471
Debt Instrument, Convertible, Conversion Price																				0.07
Subsequent Event [Member] | Aladdin [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Other																				1,153,847
Stock Issued During Period, Value, Other																				75,000												100,000
Shares Issued Under Put Notice Plan Description																																This resulted in our issuance of 1,538,462 shares to Aladdin, 198,877 of which are to be returned to us for cancellation resulting in a net issuance of 1,339,585 shares as the 1,538,462 share issuance represented an estimate as to the number of shares covered by the put.
Subsequent Event [Member] | Restricted Stock [Member] | Fire Rock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																										250,000
Subsequent Event [Member] | Restricted Stock [Member] | Mr. Johnson [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Amount																				160,981
Debt Conversion, Converted Instrument, Shares Issued																				2,299,729
Debt Instrument, Convertible, Conversion Price																				0.07
Subsequent Event [Member] | Consulting Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																				1,300,000
Termination Notice Period															30 days
Fees Per Month															2,500
Share-based Compensation, Total															316,000
Common Stock, Capital Shares Reserved for Future Issuance															100,000
Monthly Payments For Fees																				19,200
Payments for Fees																				230,400
Subsequent Event [Member] | Consulting Agreement [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																				1,300,000
Contract Termination Claims, Description																				We can terminate the Agreement upon 30 days prior written notice.
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross																																	3,884
Stock Issued During Period, Shares, Issued for Services																																		43,884
Public Relations Advice And Service Fees															5,000																		6,000
Public Relations Advice And Service Fees To Be Paid															5,000
Share-based Compensation, Total																																		139,000
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member] | June, 15, 2014 [Member]
Subsequent Event [Line Items]
Public Relations Advice And Service Fees To Be Paid															5,000
Restricted Stock Issuable Shares															40,000
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member] | October, 15, 2014 [Member]
Subsequent Event [Line Items]
Public Relations Advice And Service Fees To Be Paid															5,000
Restricted Stock Issuable Shares															40,000
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member] | March, 10, 2014 [Member]
Subsequent Event [Line Items]
Restricted Stock Issuable Shares															40,000
Subsequent Event [Member] | March 2014 Service Provider Agreement [Member] | March, 10, 2014 [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Restricted Stock Issuable Shares															120,000
Subsequent Event [Member] | Corporate Advisory Agreement [Member]
Subsequent Event [Line Items]
Common Stock, Shares, Issued																							625,000											625,000
Proceeds From Issuance Of Common Stock																																		625,000
Stock Issued During Period, Shares, Issued for Services																																		3,650,000
Share-based Compensation, Total																																		11,560,000
Subsequent Event [Member] | JV Holdings, LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																				350,000
Monthly Payments For Fees																				6,000
Payments for Fees																				72,000
Subsequent Event [Member] | JV Holdings, LLC [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, New Issues																				350,000
Subsequent Event [Member] | M1 Capital Advisors LLC [Member]
Subsequent Event [Line Items]
Payments for Fees																				110,000
Contract Termination Claims, Description																				110,000
Subsequent Event [Member] | Union Capital, LLC [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																			10.00%
Debt Instrument, Face Amount																																			40,000
Debt Instrument, Description																																			The Note is convertible by Union, at its option, any time after 180 days from the date of issuance at a conversion price equal to 62% of the lowest closing bid price for our common stock for the twenty trading days prior to the date upon which Union provides us with a notice of conversion. The Note may be prepaid by us any time within 180 days from the date of issuance at a premium ranging from 115% for a prepayment within the initial 30 days to 145% for a prepayment after 150 days from the date of issuance but on or prior to 180 days from the date of issuance. The prepayment premium for the 31-60 day period is 121%, for the 61-90 day period is 127%, for the 91-120 day period is 133%, and for the 121-150 day period is 139%.
Long-term Debt, Gross																																			44,000
Debt Instrument, Maturity Date																																			Mar. 03, 2016
Subsequent Event [Member] | Warrant [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																							750,000
Share Based Compensation Arrangements By Share Based Payment Award Options Grant Date Share Price																							$ 2.99
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Exercise Price																							$ 1.00											$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																							2.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term																							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate																							170.74%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate																							0.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Fair Value																							2,207,000
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Intrinsic Value																							1,492,500
Warrant Expiration Period																										5 years
Warrants Issued To Purchase Common Stock																										500,000
Warrant Exercise Price																										$ 0.50
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Loans Receivable, Net												25,000
Loans Receivable Rates Of Interest												1.00%
Due On Loans Receivable												Jan. 07, 2015
Subsequent Event [Member] | Consultant [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Shares, Issued for Services																							200,000				40,000
Share-based Compensation, Total																							632,000
Payment For Servicing Fees																											20,000
Servicing Fees Percentage																											20.00%
Servicing Fees																											100,000
Subsequent Event [Member] | Director [Member]
Subsequent Event [Line Items]
Loans Receivable, Net																													25,000
Loans Receivable Rates Of Interest																													1.00%
Due On Loans Receivable																													Jan. 12, 2015
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Loans Receivable, Net								$ 15,000	$ 67,500				$ 120,000
Loans Receivable Rates Of Interest								1.00%	1.00%				1.00%
Due On Loans Receivable								Mar. 15, 2015	Feb. 26, 2015				Feb. 08, 2015
Subsequent Event [Member] | Maximum [Member] | Put Option [Member]
Subsequent Event [Line Items]
Option Indexed to Issuer's Equity, Strike Price																											$ 0.42038
Subsequent Event [Member] | Minimum [Member] | Put Option [Member]
Subsequent Event [Line Items]
Option Indexed to Issuer's Equity, Strike Price																											$ 0.336304